LEASE - Supplemental balance sheet information related to financial lease (Details)	Sep. 30, 2025 USD ($)
LEASE
Finance lease right of use assets - cost	$ 1,280,000
Accumulated amortization	(256,000)
Finance lease right of use assets	$ 1,024,000
Weighted average remaining lease term	48 months